Financial instruments - classification	12 Months Ended
Dec. 31, 2017
Financial instruments
Financial instruments - classification

8 Financial instruments - classification

The following tables analyse the Group’s financial assets and liabilities in accordance with the categories of financial instruments in IAS 39. Assets and liabilities outside the scope of IAS 39 are shown within other assets and other liabilities.

	Group
		Designated
		as at fair value
	Held-for-	through profit	Available-	Loans and	Other
Assets	trading	or loss	for-sale	receivables	assets	Total
	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	—	35,799		35,799
Loans and advances to banks
- amounts due from intermediate holding company and fellow subsidiaries	22	132	—	77,772		77,926
- reverse repos	—	—	—	—		—
- other (1)	—	—	—	1,919		1,919
Loans and advances to customers
- amounts due from fellow subsidiaries	—	—	—	—		—
- reverse repos	—	—	—	—		—
- other	7	—	—	191,882		191,889
Debt securities (2)	—	—	553	1,059		1,612
Equity shares	—	34	9	—		43
Settlement balances	—		—	3		3
Derivatives
- amounts due from intermediate holding company and fellow subsidiaries	1,709					1,709
- other	606					606
Assets of disposal groups					24,526	24,526
Other assets	—	—	—	—	4,811	4,811

31 December 2017	2,344	166	562	308,434	29,337	340,843

Cash and balances at central banks	—	—	—	2,567		2,567
Loans and advances to banks
- amounts due from intermediate holding company and fellow subsidiaries	7,815	340	—	86,531		94,686
- reverse repos	774	—	—	—		774
- other (1)	—	—	—	1,692		1,692
Loans and advances to customers
- amounts due from fellow subsidiaries	3,170	—	—	53		3,223
- reverse repos	7,476	—	—	—		7,476
- other	459	—	—	165,907		166,366
Debt securities (2)	4,102	—	361	—		4,463
Equity shares	7	44	36	—		87
Settlement balances	—		—	1,693		1,693
Derivatives
- amounts due from intermediate holding company	2,929					2,929
- other	975					975
Assets of disposal groups					24,976	24,976
Other assets	—	—	—	—	4,569	4,569

31 December 2016	27,707	384	397	258,443	29,545	316,476

	Group
		Designated
		as at fair value
	Held-for-	through profit	Amortised	Other
Liabilities	trading	or loss	cost	liabilities	Total
	£m	£m	£m	£m	£m
Deposits by banks
- amounts due to intermediate holding company and fellow subsidiaries	608	—	32,695		33,303
- repos	—	—	—		—
- other (3)	—	—	20,544		20,544
Customer accounts
- amounts due to fellow subsidiaries	—	—	6,774		6,774
- repos	—	—	—		—
- other (4)	9	166	226,423		226,598
Debt securities in issue (5)	—	—	396		396
Settlement balances	—	—	4		4
Short positions	—	—	—		—
Derivatives
- amounts due to intermediate holding company and fellow subsidiaries	2,966				2,966
- other	212		—		212
Subordinated liabilities
- amounts due to intermediate holding company and fellow subsidiaries	—	—	4,515		4,515
- other	—	—	1,240		1,240
Liabilities of disposal groups				23,849	23,849
Other liabilities			808	3,267	4,075

31 December 2017	3,795	166	293,399	27,116	324,476

Deposits by banks
- amounts due to intermediate holding company and fellow subsidiaries	2,146	—	12,699		14,845
- repos	1,744	—	—		1,744
- other (3)	1	—	3,455		3,456
Customer accounts
- amounts due to fellow subsidiaries	8	—	4,851		4,859
- repos	11,312	—	—		11,312
- other (4)	10	431	217,327		217,768
Debt securities in issue (5)	—	—	301		301
Settlement balances	—	—	1,753		1,753
Short positions	4,591	—	—		4,591
Derivatives
- amounts due to intermediate holding company	4,294				4,294
- other	360				360
Subordinated liabilities
- amounts due to intermediate holding company and fellow subsidiaries	—	—	5,806		5,806
- other	—	—	1,489		1,489
Liabilities of disposal groups				19,313	19,313
Other liabilities			757	7,828	8,585

31 December 2016	24,466	431	248,438	27,141	300,476

The above includes amounts due from/to:

	Group
	2017		2016
	Intermediate		Intermediate
	holding	Fellow	holding	Fellow
	company (6)	subsidiaries	company (6)	subsidiaries
	£m	£m	£m	£m
Assets
Loans and advances to banks	77,669	257	94,578	108
Loans and advances to customers	—	—	—	3,223
Derivatives	1,703	6	2,929	—

Liabilities
Deposits by banks	32,523	780	14,337	508
Customer accounts	—	6,774	—	4,859
Derivatives	2,951	15	4,294	—

Notes:

(1)	Includes items in the course of collection from other banks of £593 million (2016 - £559 million).
(2)	Debt securities balances with Group companies are shown on pages 61 and 62.
(3)	Includes items in the course of transmission to other banks of £198 million (2016 - £211 million).
(4)

The carrying amount of other customer accounts designated as at fair value through profit or loss is £26 million (2016 - £54 million) higher than the principal amount. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively. Measured as the change in fair value from movements in the period in the credit risk premium payable.

(5)	Comprises bonds and medium term notes of £396 million (2016 - £301 million) and certificates of deposit and other commercial paper of nil (2016 - nil).
(6)	Refer to note 40 for holding company details.

Amounts relating to continuing operations included in operating profit before tax:

	Group
	2017	2016	2015
	£m	£m	£m
Gains/(losses) on financial assets/liabilities designated as at fair value through profit or loss	2	(4)	34
Gains/(losses) on disposal or settlement of loans and receivables	54	5	(98)

Amounts included in loss from discontinued operations, net of tax were nil (2016 - nil, 2015 - £43 million gain) in relation to financial assets/liabilities as at fair value through profit or loss and nil (2016 - £5 million gain, 2015 - £61 million loss) in relation to disposal or settlement of loans and receivables.

	Bank
		Designated
		as at fair value
	Held-for-	through profit	Available-	Loans and	Other
Assets	trading	or loss	for-sale	receivables	assets	Total
	£m	£m	£m	£m	£m	£m
Cash and balances at central banks	—	—	—	34,763		34,763
Loans and advances to banks
- amounts due from intermediate holding company and fellow subsidiaries	22	130	—	54,001		54,153
- other (1)	—	—	—	1,635		1,635
Loans and advances to customers
- amounts due from fellow subsidiaries	—	—	—	58		58
- other	7	—	—	160,614		160,621
Equity shares	—	—	7	—	—	7
Debt securities	—	—	—	1,059		1,059
Investment in group undertakings	—	—	—	—	2,546	2,546
Settlement balances	—		—	—		—
Derivatives
- amounts due from intermediate holding company	1,697					1,697
- other	580					580
Other assets	—	—	—	—	2,598	2,598

31 December 2017	2,306	130	7	252,130	5,144	259,717

Cash and balances at central banks	—	—	—	1,198	—	1,198
Loans and advances to banks
- amounts due from intermediate holding company and fellow subsidiaries	19	311	—	63,097		63,427
- other (1)	—	—	—	1,176		1,176
Loans and advances to customers
- amounts due from fellow subsidiaries	—	—	—	65		65
- other	119	—	—	149,963		150,082
Equity shares	7	—	4	—	—	11
Investment in group undertakings	—	—	—	—	6,931	6,931
Settlement balances	—		—	119	—	119
Derivatives
- amounts due from intermediate holding company	2,167					2,167
- other	915					915
Other assets	—	—	—	—	2,830	2,830

31 December 2016	3,227	311	4	215,618	9,761	228,921

	Bank
		Designated
		as at fair value
	Held-for-	through profit	Amortised	Other
Liabilities	trading	or loss	cost	liabilities	Total
	£m	£m	£m	£m	£m
Deposits by banks
- amounts due to intermediate holding company and fellow subsidiaries	608	—	11,329	—	11,937
- other (3)	—	—	20,528		20,528
Customer accounts
- amounts due to fellow subsidiaries	—	—	6,956		6,956
- other (4)	9	130	194,055		194,194
Settlement balances	—	—	—		—
Derivatives
- amounts due to intermediate holding company	2,908				2,908
- other	209		—		209
Subordinated liabilities
- amounts due to holding company	—	—	4,409		4,409
- other	—	—	1,231		1,231
Other liabilities			—	1,990	1,990

31 December 2017	3,734	130	238,508	1,990	244,362

Deposits by banks
- amounts due to intermediate holding company and fellow subsidiaries	476	—	5,297		5,773
- other (3)	1	—	3,434		3,435
Customer accounts
- amounts due to fellow subsidiaries	—	—	4,829		4,829
- other (4)	10	311	187,340		187,661
Settlement balances	—	—	86		86
Derivatives
- amounts due to intermediate holding company	3,604				3,604
- other	334	—	—		334
Subordinated liabilities
- amounts due to intermediate holding company	—	—	4,409		4,409
- other	—	—	1,481		1,481
Other liabilities			—	2,012	2,012

31 December 2016	4,425	311	206,876	2,012	213,624

The above includes amounts due from/to:

	Bank
	2017			2016
	Intermediate			Intermediate

	holding	Fellow		holding	Fellow
	company (5)	subsidiaries	Subsidiaries	company (5)	subsidiaries	Subsidiaries
	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to banks	53,824	95	234	63,357	6	64
Loans and advances to customers	—	5	53	—	45	20
Derivatives	1,697	—	—	2,167	—	—

Liabilities
Deposits by banks	11,036	740	161	5,061	506	206
Customer Accounts	—	6,754	202	—	4,803	26
Derivatives	2,908	—	—	3,604	—	—

Notes:

(1)	Includes items in the course of collection from other banks of £562 million (2016 - £531 million).
(2)	Debt securities balances with Group companies are shown on pages 61 and 62.
(3)	Includes items in the course of transmission to other banks of £192 million (2016 - £204 million).
(4)

The carrying amount of other customer accounts designated as at fair value through the profit or loss is £27 million (2016 - £57 million) higher than the principal amount. No amounts have been recognised in the profit or loss for changes in credit risk associated with these liabilities as the changes are immaterial both during the period and cumulatively. Measured as the change in fair value from movements in the period in the credit risk premium payable.

(5)	Refer to note 40 for holding company details.

The tables below present information on financial assets and liabilities that are offset on the balance sheet under IFRS or subject to enforceable master netting agreements, together with financial collateral received or given.

	Offsetable instruments			Offsetable potential not recognised by IFRS
							Net amount after
				Effect of			the effect of	Instruments
				master netting		Other	netting	outside	Balance
		IFRS		and similar	Cash	financial	arrangements and	netting	sheet
			Balance
	Gross	offset	sheet	agreements	collateral	collateral	related collateral	arrangements	total
2017	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivatives	2,054	—	2,054	(1,806)	(8)	(144)	96	261	2,315
Loans and advances to banks	686	(9)	677	—	—	—	677	79,168	79,845
Settlement balances	—	—	—	—	—	—	—	3	3

	2,740	(9)	2,731	(1,806)	(8)	(144)	773	79,432	82,163

Liabilities
Derivatives	3,051	—	3,051	(1,806)	—	—	1,245	127	3,178
Deposits by banks	719	(9)	710	—	—	—	710	53,137	53,847
Settlement balances	—	—	—	—	—	—	—	4	4

	3,770	(9)	3,761	(1,806)	—	—	1,955	53,268	57,029

2016

Assets
Derivatives	3,585	—	3,585	(2,318)	(9)	(97)	1,161	319	3,904
Reverse repurchase agreements	22,725	(14,475)	8,250	(614)	—	(7,555)	81	—	8,250
Settlement balances	1,505	(1,505)	—	—	—	—	—	1,693	1,693

	27,815	(15,980)	11,835	(2,932)	(9)	(7,652)	1,242	2,012	13,847

Liabilities
Derivatives	4,095	—	4,095	(2,318)	(8)	—	1,769	559	4,654
Repurchase agreements	27,531	(14,475)	13,056	(614)	—	(12,442)	—	—	13,056
Settlement balances	1,649	(1,505)	144	—	—	—	144	1,609	1,753

	33,275	(15,980)	17,295	(2,932)	(8)	(12,442)	1,913	2,168	19,463

Note:

(1)	The effect of master netting agreements on derivatives within the Bank was £1,804 million (2016 - £2,120 million).